Cash and Cash Equivalents to Restricted Cash - Schedule of Restricted Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Bank deposits	₩ 98,364	₩ 153,185